UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number of Shares		Value
	COMMON STOCK - 17.9%
	AUSTRALIA - 1.8%
200	BHP Billiton Ltd. ADR	$13,306
11,900	Lynas Corp. Ltd. *	10,376
2,000	MacArthur Coal Ltd.	20,072
3,700	Whitehaven Coal Ltd.	19,686
		63,440

	BERMUDA - 0.3%
500	Seadrill Ltd.	11,590

	BRAZIL - 1.8%
2,200	Cosan Ltd.	23,188
1,000	Itau Unibanco Holding SA ADR	21,570
700	Vale SA ADR	18,725
		63,483

	BRITAIN - 1.4%
600	HSBC Holdings PLC ADR	29,520
765	Standard Chartered PLC	20,514
		50,034

	CANADA - 1.7%
300	Agrium, Inc.	20,871
300	Goldcorp, Inc.	13,266
600	Kinross Gold Corp.	10,152
2,000	Thompson Creek Metals Co., Inc. *	17,160
		61,449

	FRANCE - 0.8%
300	L'Oreal SA	29,844

	GERMANY - 0.3%
400	Aixtron AG ADR	9,868

	HONG KONG - 0.1%
400	Li & Fung Ltd.	2,026

	ISRAEL - 0.4%
300	Teva Pharmaceutical Industries Ltd. ADR	15,174

	JAPAN - 0.6%
500	Canon, Inc. ADR	20,455

	NETHERLANDS - 0.6%
900	ASML Holding NV	22,257

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number of Shares		Value

	NORWAY - 0.9%
800	Statoil ASA ADR	$14,992
400	Yara International ASA ADR	16,140
		31,132

	SPAIN - 0.3%
1,000	Banco Santander SA ADR	11,690

	SWITZERLAND - 0.5%
400	Nestle SA ADR	20,620

	TAIWAN - 0.3%
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,410

	UNITED STATES - 6.1%
800	Cisco Systems, Inc. *	16,040
300	Deere & Co.	18,981
300	Freeport-McMoRan Copper & Gold, Inc.	21,594
1,600	Intel Corp.	28,352
800	Johnson Controls, Inc.	21,224
900	Joy Global, Inc.	51,066
600	Newmont Mining Corp.	36,792
700	Southern Copper Corp.	21,168
		215,217

	TOTAL COMMON STOCK
	(Cost $653,967)	637,689

	SHORT TERM INVESTMENTS - 86.7%
3,083,090	Fidelity Institutional Government Portfolio - 0.06% †	3,083,090
	Total Short-Term Investments
	(Cost $3,083,090)	3,083,090

	TOTAL INVESTMENTS - 104.6%
	(Cost $3,737,057)	$3,720,779
	Liabilities less Other Assets - (4.6%)	(163,477)
	Total Net Assets - 100%	$3,557,302

* Non-income producing security
ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of August 31, 2010
Sector Representation as a % of Total Investments - (Unaudited)

Sector Breakdown	% of Total Investments
Materials	5.9%
Information Technology	2.9%
Financials	2.2%
Consumer Staples	2.0%
Industrials	1.9%
Energy	1.2%
Consumer Discretionary	0.6%
Health Care	0.4%
Short Term Investments	82.9%
Total Invesments	100.0%

 See accompanying Notes to Schedule of Investments

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
August 31, 2010

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on June 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At August 31, 2010, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Tax Information.
At August 31, 2010, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$3,737,057

Unrealized appreciation	7,365
Unrealized depreciation	(23,747)
Net unrealized depreciation on investments and foreign currency translations	$(16,382)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure.
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Observable Inputs)	Level 3 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$637,689	$-	$-	$637,689
Short-Term Investment	3,083,090	-	-	3,083,090
Total Investments, at Value	$3,720,779	$-	$-	$3,720,779

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by country or major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	10/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	10/20/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	10/20/10

* Print the name and title of each signing officer under his or her signature.